Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2011	12,500	$0.18	—	$—

Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2012	156,659	0.36	—	—

Granted	1,061,325	4.60	—	—
Exercised	(12,290)	0.24	—	—
Expired	(2,154)	0.54	—	—
Forfeited	(70,387)	0.45	—	—

Balance at December 31, 2013	1,133,153	$4.33	9.71	$3,026,430

Exercisable at December 31, 2013	111,920	$0.54	8.88	$722,829

Assumptions Used to Estimate Fair Value of Options Granted

The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	2013	2012
Risk free interest rate	1.92%	0.92%
Dividend yield	0.00%	0.00%
Volatility	59.26%	62.01%
Weighted-average expected life of option (years)	6.1	5.9

The estimated weighted-average per-share fair value of stock options granted to employees and non-employee directors for the years ended December 31, 2013 and 2012 was $2.83 and $0.18, respectively.

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	2013	2012
Risk free interest rate	2.61%	1.77%
Dividend yield	0.00%	0.00%
Volatility	58.16%	90.00%
Weighted-average expected life of option (years)	10	10